Income Taxes (Tables)	3 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense
Income taxes recognized during the three months ended March 31, 2019 and March 31, 2018, comprise:

	Three Months Ended
	March 31, 2019	March 31, 2018
	(in thousands)
Provision for income taxes	$12,040	$10,650